PROPERTY AND EQUIPMENT, net (10K) (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Assets under capital leases	$ 2,600	$ 2,100
Capital lease amortization included in depreciation expense	$ 271	$ 349	$ 305